Leases - Additional Information (Details) - USD ($) $ in Thousands	1 Months Ended	12 Months Ended
	May 31, 2019	Dec. 31, 2023	Dec. 31, 2022	Sep. 30, 2024	Dec. 31, 2018	Apr. 30, 2016	Apr. 30, 2014
Operating lease incremental borrowing rate utilized		8.00%
Operating lease, payments		$ 100
Operating lease assets		102	$ 198	$ 24
Present value of operating lease liabilities		$ 113	221
Right-of-Use Asset Obtained in Exchange for Operating Lease Liability			$ 85
Weighted average remaining lease term		1 year
Lab Space (Lease Extension)
Operating lease, term of contract					3 years	3 years
Lab Space
Operating lease, term of contract							5 years
Operating lease, extension term	5 years
Lessee, Operating Lease, Existence of Option to Extend [true false]	true